ORGANIZATION AND DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
ORGANIZATION AND DESCRIPTION OF THE BUSINESS
ORGANIZATION AND DESCRIPTION OF THE BUSINESS
Brookfield Infrastructure Partners L.P. (our “partnership” and, together with its subsidiaries and operating entities, “Brookfield Infrastructure”) owns and operates utility, transport, energy and communications infrastructure businesses in North and South America, Europe and the Asia Pacific region. Our partnership was formed as a limited partnership established under the laws of Bermuda, pursuant to a limited partnership agreement dated May 17, 2007, as amended and restated. Our partnership is a subsidiary of Brookfield Asset Management Inc. (“Brookfield”). Our partnership’s units are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbols “BIP” and “BIP.UN”, respectively. Our cumulative Class A preferred limited partnership units, Series 1, Series 3, Series 5, Series 7 and Series 9 are listed on the Toronto Stock Exchange under the symbols “BIP.PR.A”, “BIP.PR.B”, “BIP.PR.C”, “BIP.PR.D” and “BIP.PR.E”, respectively. Our partnership’s registered office is 73 Front Street, Hamilton, HM12, Bermuda.
In these notes to the consolidated financial statements, references to “units” are to the limited partnership units in our partnership other than the preferred units, references to our “preferred units” are to preferred limited partnership units in our partnership and references to our “unitholders” and “preferred unitholders” are to the holders of our units and preferred units, respectively. References to “Class A Preferred Units”, “Series 1 Preferred Units”, “Series 3 Preferred Units”, “Series 5 Preferred Units”, “Series 7 Preferred Units” and “Series 9 Preferred Units” are to cumulative Class A preferred limited partnership units, cumulative Class A preferred limited partnership units, Series 1, cumulative Class A preferred limited partnership units, Series 3, cumulative Class A preferred limited partnership units, Series 5, cumulative Class A preferred limited partnership units, Series 7, and cumulative Class A preferred limited partnership units, Series 9 in our partnership, respectively.
On September 14, 2016, we completed a three-for-two split of our units by way of a subdivision of units (the “Unit Split”), whereby unitholders received an additional one-half of a unit for each unit held, resulting in the issuance of an approximately 115 million additional units. Our preferred units were not affected by the Unit Split. All historical per unit disclosures have been adjusted to effect for the change in units due to the Unit Split.